Income Taxes (Tables)	12 Months Ended
Apr. 28, 2018
Income (Loss) Before Income Taxes

Income (loss) before income taxes for fiscal 2018, fiscal 2017 and fiscal 2016 are as follows:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Domestic operations	$(137,693)	47,127	6,827
Foreign operations	(2)	(328)	(941)

Total income (loss) before taxes	(137,695)	46,799	5,886

Income Tax Provisions (Benefits)

Income tax provisions (benefits) for fiscal 2018, fiscal 2017 and fiscal 2016 are as follows:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Current:
Federal	$19,990	3,722	(47,053)
State	(1,340)	(7,480)	3,908
Foreign	—	—	(273)

Total current	18,650	(3,758)	(43,418)

Deferred:
Federal	(52,831)	25,724	21,570
State	21,966	2,810	13,018
Foreign	—	—	16

Total deferred	(30,865)	28,534	34,604

Total	$(12,215)	24,776	(8,814)

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Federal statutory income tax rate	30.3%	35.0%	35.0%
State income taxes, net of federal income tax benefit	3.0	10.0	8.3
Changes to unrecognized tax benefits	1.8	(5.9)	(111.3)
Excess executive compensation	(0.1)	0.3	8.0
Meals and entertainment disallowance	(0.2)	0.5	5.1
Tax credits	0.6	—	(76.3)
Changes in valuation allowance	(26.7)	(1.2)	108.6
Changes in deferred taxes and payables	(3.7)	7.0	(134.8)
Amounts not deductible for tax	0.1	1.9	—
State law changes	1.5	3.1	4.7
Impact of Tax Cuts and Jobs Act	4.1	—	—
Goodwill impairment	(1.8)	—	—
Other, net	—	2.2	3.0

Effective income tax rate	8.9%	52.9%	(149.7)%

Components of Deferred Tax Assets and Liabilities

At April 28, 2018 and April 29, 2017, the significant components of the Company’s deferred taxes consisted of the following:

	April 28, 2018	April 29, 2017
Deferred tax assets:
Accrued liabilities	$70,891	$110,029
Insurance liability	4,830	7,973
Loss and credit carryovers	43,704	31,221
Lease transactions	93	7,131
Pension and post-retirement healthcare	340	581
Stock-based compensation	2,237	3,182
Other	1,542	1,379

Gross deferred tax assets	123,637	161,496

Valuation allowance	(45,861)	(7,644)

Net deferred tax assets	77,776	153,852

Deferred tax liabilities:
Prepaid expenses	(2,779)	(4,670)
Goodwill and intangible asset amortization	(65,910)	(140,270)
Inventory	(1,440)	(2,608)
Investment in Barnes & Noble.com	(53,304)	(78,756)
Depreciation	(6,387)	(13,680)

Gross deferred tax liabilities	(129,820)	(239,984)

Net deferred tax liabilities	$(52,044)	$(86,132)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2018, fiscal 2017 and fiscal 2016 is as follows:

Balance at May 2, 2015	$18,382
Additions for tax positions of the current period	238
Additions for tax positions of prior periods	7,433
Reductions due to settlements	(5,980)
Reductions for tax positions of prior periods	(5,501)

Balance at April 30, 2016	$14,572
Additions for tax positions of the current period	337
Additions for tax positions of prior periods	1,644
Reductions due to settlements	—
Reductions for tax positions of prior periods	(7,134)

Balance at April 29, 2017	$9,419
Additions for tax positions of the current period	—
Additions for tax positions of prior periods	—
Reductions due to settlements	(22)
Reductions for tax positions of prior periods	(2,548)

Balance at April 28, 2018	$6,849